Note 17 - Tax Expense - Reconciliation of Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Profit for the year		$ 50,401	$ 13,756	[1]	$ 11,896	[1]
Total tax expense		10,290	7,445	[1]	8,691	[1]
Profit before tax		60,691	21,201		20,587
Income tax at Company's domestic tax rate (1)	[2]
Tax rate differences in foreign jurisdictions (2)	[3]	16,232	6,465		6,546
Effect of income tax calculated in RTGS$ as required by PN26 (3)	[4]	(8,526)
Management fee – Withholding tax on deemed dividend portion (4)	[5]	224	337		538
Management fee – non-deductible deemed dividend (4)	[5]	652	579		925
Management fee – withholding tax current year		129	96		427
Management fee – non-deductible withholding tax prior year (5)			(664)
Withholding tax on intercompany dividend		128	110		90
Non-deductible royalty expenses		933	882		901
Other non-deductible expenditure		39	137		107
Export incentive income credit relating to 2016					(284)
Export incentive income exemption (6)	[6]	(124)	(1,649)		(630)
Change in unrecognised deferred tax assets		511	76		116
Zimbabwe Area [member]
Statement Line Items [Line Items]
Change in tax estimates	[7]	29	795
SOUTH AFRICA
Statement Line Items [Line Items]
Change in tax estimates		63	220
Other [member]
Statement Line Items [Line Items]
Change in tax estimates			$ 61		$ (45)

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	Enacted tax rate in Jersey, Channel Islands is 0% (2018: 0%; 2017: 0%)
[3]	Subsidiaries registered in Zimbabwe and South Africa are subject to a corporate tax rate of 25,75% and 28% respectively.
[4]	In 2019 ZIMRA issued PN26 that was effected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, that requires a company earning taxable income to pay tax in the same or other specified currency that the income is earned. PN 26 clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax payable, determined in RTGS$, be paid in the ratio of turnover earned. The reconciliating item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.
[5]	Zimbabwean tax legislation changed during 2017 that gave rise to an additional withholding tax of 15% (2018:15%) on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not deductible for income tax purposes in Zimbabwe from January 1, 2018.
[6]	On March 23, 2018, the ZIMRA enacted a new finance act that provided for the export credit incentive to be tax exempt. The 2018 finance bill indicated that the export incentive income will be tax exempt from June 1, 2017. The new finance bill resulted in an income tax credit being applied in the 2018 income tax calculation giving rise to a credit for the export incentive income of 2017.
[7]	During the second quarter of 2018 management revised its estimated management fee fair value previously deducted against taxable income in the prior years. Management approached ZIMRA and reached a settlement on the amount allowed as a deduction. No penalties or interests were incurred.